Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Summary of components of income tax expense

The current and deferred portions of income tax expense included in the consolidated statements of comprehensive loss were as follows:

	As of December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Current income tax expense	26,168	16,360	26,211	3,800
Deferred income tax benefit	(740)	(4,333)	(5,209)	(755)
Total income tax expense	25,428	12,027	21,002	3,045

Summary of reconciliations of the income tax expense

The reconciliations of the income tax expense for the years ended December 31, 2020, 2021 and 2022 were as follows:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Net income (loss) before income tax expense	19,824	(179,203)	4,588	665
Income tax at statutory tax rate	4,956	(44,801)	1,147	166
International tax rate difference	(7,146)	12,801	14,598	2,116
Effect of preferential tax rates	(3,762)	(4,080)	(9,083)	(1,317)
Non-deductible entertainment expenses	5,738	4,189	4,637	673
Non-deductible stock compensation	20,667	18,020	4,940	716
Other non-deductible expense	3,741	17,576	3,819	554
Research and development expense super-deduction	(885)	(1,562)	(2,003)	(290)
Changes in valuation allowance	560	4,290	424	61
Interest expense	2,520	5,785	2,523	366
Tax rate change	(66)	(191)	—	—
Non-taxable income	(1,617)	—	—	—
Unutilized tax loss	722	—	—	—
Income tax expense	25,428	12,027	21,002	3,045

Summary of tax effects of temporary differences that give rise to the deferred tax balances

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Deferred tax assets:
Tax losses carried forward	14,010	17,779	2,578
Accrued expense and other current liabilities	6,100	6,969	1,009
Amortization and depreciation difference	2,928	2,928	425
Bad debt provision	844	1,464	212
Leasing Liability	1,364	980	142
Prepaid rent	258	266	39
Less: valuation allowance	(15,740)	(16,164)	(2,343)
Deferred tax assets, net	9,764	14,222	2,062
Deferred tax liabilities:
Intangible assets	2,166	1,790	260
Right-of-use assets	1,622	1,247	180
Deferred tax liabilities, net	3,788	3,037	440

Summary of reconciliation of unrecognized tax benefit

	For the year ended December 31,
	2021	2022	2022
	RMB	RMB	US$
Balance at January 1	36,112	43,311	6,280
Increase	8,646	12,449	1,804
Decrease	(1,447)	(497)	(72)
Balance at December 31	43,311	55,263	8,012